Fair Value Measurement (Details 1)	12 Months Ended
Dec. 31, 2017
Fair value measurement [abstract]
Description	Convertible preference shares
Valuation techniques	Hybrid method comprising of: ● Probability Weighted Expected Return Method ● Option Pricing Method ● Discounted Cash Flow Method and ● Market Method
Unobservable inputs	● Time to IPO ● Time to non-IPO liquidity event ● IPO price ● WACC
Weighted average	● Time to IPO is 0.66 year ● Time to non-IPO liquidity event is 1 year ● IPO price of US$5.62 ● WACC of 15.3%
Sensitivity of the input to fair value	The estimated fair value would decrease by 5% if: ● Time to IPO was higher by 0.34 year ● Time to non-IPO liquidity event was higher by 30 years The estimated fair value would increase/ (decrease) by 5% if ● IPO price was higher/(lower) by US$0.33 ● WACC was lower/(higher) by 9.62%/11.18%